Capital Management - Components of Ratios (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted net debt to adjusted EBITDA	1.64	4.28
Adjusted EBITDA to adjusted finance costs	8.15	4.75
Adjusted net debt to adjusted capital	20.70%	34.30%